Warrants - Valuation models for Warrants (Details) $ in Millions	Jan. 26, 2023 USD ($) Y $ / shares	Dec. 31, 2022 USD ($) Y $ / shares	Jun. 30, 2022 $ / shares Y	Dec. 31, 2021 $ / shares Y
Warrants
Warrant liability, Fair value | $	$ 2.4	$ 2.1
Expected volatility | Minimum
Warrants
Warrants, measurement input	0.44	0.45	0.45	0.44
Expected volatility | Maximum
Warrants
Warrants, measurement input	0.49	0.47	0.54	0.55
Risk-free interest rate | Minimum
Warrants
Warrants, measurement input	0.0360	0.0400	0.0260	0.0027
Risk-free interest rate | Maximum
Warrants
Warrants, measurement input	0.0480	0.0430	0.0300	0.0111
Remaining Term (in Years) | Minimum
Warrants
Warrants, measurement input | Y	0.35	0.14	0.92	1.41
Remaining Term (in Years) | Maximum
Warrants
Warrants, measurement input | Y	5.00	5.07	5.38	7.94
Stock price
Warrants
Warrants, measurement input	10.63		9.18
Expected dividend yield
Warrants
Warrants, measurement input	0	0	0	0
Common Stock | Stock price
Warrants
Warrants, measurement input		9.72		3.35
Preferred Stock | Stock price | Minimum
Warrants
Warrants, measurement input				5.38
Preferred Stock | Stock price | Maximum
Warrants
Warrants, measurement input				7.35
Commons Warrants | Exercise price | Minimum
Warrants
Warrants, measurement input	1.08	1.08	1.08	1.08
Commons Warrants | Exercise price | Maximum
Warrants
Warrants, measurement input	30.11	30.11	30.11	30.11
Preferred Warrants | Exercise price | Minimum
Warrants
Warrants, measurement input				19.35
Preferred Warrants | Exercise price | Maximum
Warrants
Warrants, measurement input				32.26